Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 44,340,898	$ 877,360,038	$ 670,000,473	$ 746,235,912
Total export sales	$ 25,701,057	508,539,112	395,118,117	407,214,445
Refined Petroleum Products and Derivatives [member]
Disclosure of operating segments [line items]
Total domestic sales		784,048,048	578,718,674	660,573,780
Total export sales		109,615,457	92,705,248	118,129,615
Gas [member]
Disclosure of operating segments [line items]
Total domestic sales		70,930,855	59,648,576	54,497,824
Total export sales		21,675	20,995	27,283
Petrochemical Products [member]
Disclosure of operating segments [line items]
Total domestic sales		22,381,135	31,633,223	31,164,308
Total export sales		18,440,833	13,766,080	887,096
Crude oil [member]
Disclosure of operating segments [line items]
Total export sales		$ 380,461,147	$ 288,625,794	$ 288,170,451